Significant Accounting Policies (Details 2)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Risk-free interest rate, minimum		0.72%	0.72%	0.70%
Risk-free interest rate, maximum		1.13%	1.43%	0.90%
Risk-free interest rate	1.94%
Expected term in years	6 years 2 months 30 days	6 years 2 months 30 days
Expected volatility	50.00%	80.00%	80.00%	80.00%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Minimum [Member]
Expected term in years			5 years 9 months	5 years 9 months
Maximum [Member]
Expected term in years			6 years 2 months 30 days	6 years 2 months 30 days